Derivative financial instruments - Hedged items in cash flow hedges of net investments in foreign operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Balance in currency translation reserve for continuing hedges	£ 4,772	£ 2,740	£ 2,871
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	9,296	2,273
Balance in cash flow hedging reserve for continuing hedges	7,187	1,847
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	2,874	(504)
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	9,032	2,273
Hedge ineffectiveness recognized in income statement	(48)	(367)
Cash flow hedges | Loans and advances at amortised cost | Financial assets at amortised cost | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	8,448	2,465
Balance in cash flow hedging reserve for continuing hedges	6,457	1,536
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	2,858	(492)
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	8,448	2,465
Hedge ineffectiveness recognized in income statement	(83)	(347)
Cash flow hedges | Loans and advances at amortised cost | Financial assets at amortised cost | Foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	3	(88)
Balance in cash flow hedging reserve for continuing hedges	(13)	(16)
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	3	(88)
Hedge ineffectiveness recognized in income statement	2	1
Cash flow hedges | Debt securities classified at amortised cost | Financial assets at amortised cost | Foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	483	(356)
Balance in cash flow hedging reserve for continuing hedges	601	123
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	483	(356)
Hedge ineffectiveness recognized in income statement	0	1
Cash flow hedges | Debt securities classified at amortised cost | Financial assets at amortised cost | Inflation risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	362	252
Balance in cash flow hedging reserve for continuing hedges	142	204
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	16	(12)
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	98	252
Hedge ineffectiveness recognized in income statement	33	(22)
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	1,539	18
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	2,269	1,087
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	23	186
Hedging gains or losses recognised in other comprehensive income	1,539	18
Hedge ineffectiveness recognized in income statement	0	0
Hedge of net investment in foreign operations | USD foreign operations
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	1,240	138
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	1,886	943
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	1,240	138
Hedge ineffectiveness recognized in income statement	0	0
Hedge of net investment in foreign operations | EUR foreign operations
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	265	(117)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	141	100
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	265	(117)
Hedge ineffectiveness recognized in income statement	0	0
Hedge of net investment in foreign operations | Other foreign operations
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	34	(3)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	242	44
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	23	186
Hedging gains or losses recognised in other comprehensive income	34	(3)
Hedge ineffectiveness recognized in income statement	£ 0	£ 0